BANK BORROWINGS	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－11 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of June 30,
	repayments	interest rate	2024	2025
			S$	S$
Term loans	Within 5 years	2.5-3.25%	943,784	323,417
Trust receipts	Within 150 days	6.2%	135,815	0
			1,079,599	323,417

Representing: -
Within 12 months			756,182	314,559
Over 1 year			323,417	8,858
			1,079,599	323,417

As of June 30, 2024 and 2025, bank borrowing was obtained from a financial institution in Singapore, which bear annual interest at a fixed rate at 2.5-3.25% and variable rate at 6.2%. Bank borrowings are repayable in 150 days- 5 years.

Our Company’s bank borrowing is guaranteed under a personal guarantee from our Company’s Directors.